Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

September 14, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Western Asset Global Strategic Income Fund (the “Fund”), a series of Legg Mason Partners Income Trust (the “Registrant”)
Securities Act File No. 2-96408
Investment Company Act File No. 811-04254

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing in interactive data format the risk/return summary information that appears in a supplement dated August 31, 2012 to the Fund’s Prospectus dated August 1, 2012.

Any questions or comments on the filing should be directed to the undersigned at (617) 951-8267.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz

Enclosures

cc:	Rosemary D. Emmens, Legg Mason & Co., LLC